                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-7774

                          SCUDDER INVESTMENT PORTFOLIOS
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (410) 895-5000
                                                            --------------

                             Daniel O. Hirsch, Esq.
                                One South Street
                            Baltimore, Maryland 21202
                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

Liquid Assets Fund Institutional

Semiannual Report
to Shareholders

June 30, 2003

Contents

<Click Here> Portfolio Management Review

Liquid Assets Fund Institutional

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Liquid Assets Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

	Nasdaq Symbol	CUSIP Number
Liquid Assets Fund Institutional	BTLXX	811162 700

This report must be preceded or accompanied by a current prospectus for the fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Jan Buenner discusses the market environment and his team's approach to managing Liquid Assets Fund Institutional during the six-month period ended June 30, 2003.

Q: How did the fund perform over the semiannual period?

A: Over the six months ended June 30, 2003, Liquid Assets Fund Institutional's seven-day annualized yield declined from 1.38 % to 1.20%, primarily reflecting the ripple effect of the Federal Reserve Board's 50-basis-point (i.e., one-half of a percentage point) interest rate cut on November 6, 2002. The Federal Reserve Board's 25-basis-point (i.e., one-quarter of a percentage point) cut on June 25, 2003 had only a modest impact on the fund's yield because the higher-yielding securities bought by the fund before the rate cut will continue to benefit the fund's yield until these securities mature. At maturity, the proceeds will be reinvested in securities that reflect the current level of rates, which is likely to be lower given the Federal Reserve Board rate cut. For the six-month period ended June 30, 2003, the fund returned 0.60%, compared with the 0.48% average return of the iMoneyNet First Tier Institutional Money Funds Average.1,2

1 iMoneyNet First Tier Institutional Money Funds Average is provided by Money Fund Report Average, a service of iMoneyNet, Inc., and is an average for categories of similar money market funds.
2 The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Q: Until June 2003, the Federal Reserve Board held interest rates steady through the semiannual period. What dominated money market activity instead?

A: Federal Reserve Board policy still had a major impact on the backdrop to money market activity as did the US economy.

As 2003 began, investors demonstrated enthusiasm for President George W. Bush's new economic growth initiative. However, as concerns about the war with Iraq heightened and company managements reported a subdued outlook for first-quarter corporate earnings, the US equity market stumbled again. Gross domestic product (GDP) growth managed to chug along at a rate of 1.4%, but geopolitical uncertainties kept volatility high. In this environment, there was a flight to quality into short-term US Treasuries. In March 2003, the Federal Reserve Board stated that it would not currently take a stance on monetary policy given "the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making."

During the second quarter 2003, economic and political conditions improved. A significant number of corporate earnings announcements during the quarter met or exceeded expectations. The $350 billion tax cut and spending incentives recently implemented offered stimulus to the economy. Also, while the journey to freedom and democracy in Iraq is by no means at an end, the conclusion of active military operations toward the end of April provided the financial markets with a welcome sigh of relief. On the other hand, corporate spending remained reluctant and unemployment gradually worsened, keeping consumer spending reined in, with the exception of the housing sector. As a result, estimates for second-quarter GDP remained in the 1.5% to 1.8% range.

On May 6, 2003, the Federal Reserve Board again kept the targeted federal funds rate3 unchanged at 1.25% but made it clear that it would maintain its accommodative monetary policy. It believed the probability of deflation exceeded that of a pickup in inflation over the next few quarters. Thus, money market yields continued to fall.

3 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

Then, on June 25, 2003, the Federal Reserve Board cut the targeted federal funds rate by 25 basis points to 1.00% in an effort to further support the economy and stimulate more growth over a longer period. This was the 13th time since the start of 2001 that the Federal Reserve Board cut rates, bringing current interest rates to their lowest level since 1958.

Q: In light of recent market conditions, what has been the fund's strategy?

A: By staying disciplined to the purchase of high-quality instruments and actively adjusting sector allocation and the duration of the portfolio as market conditions changed, we were able to produce competitive yields in Liquid Assets Fund Institutional for the semiannual period.

In light of the uncertainty in the financial markets and in the US economy, we maintained an aggressive average weighted maturity, generally in the 80- to 85-day range, for most of the semiannual period. As the period began, we maintained a "barbell strategy," whereby we purchased short-dated paper for liquidity and longer-term paper to add duration and to take advantage of the higher yields available at the long end of the money market yield curve. When the yield curve flattened in March 2003, we temporarily adjusted the strategy by focusing purchases at the intermediate portion of the money market yield curve.

During the second quarter 2003, the majority expectation among our money market portfolio management team was for a 25-basis-point rate cut. When, in the months leading up to the June 25 meeting by the Federal Reserve Board, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. While this led to a temporary reduction in the weighted average maturity of the fund to below 80 days, the decision proved correct. After the Federal Reserve Board's action, rates moved higher, and we used this opportunity to resume purchases of longer-dated securities at rates higher than immediately before June 25. In addition, the yield curve became positively sloped again, making the purchases of longer-dated securities more attractive. Thus, the weighted average maturity of the fund should soon return to the higher end of its permitted range.

We added callable federal agency securities throughout the period. These securities offered an attractive yield advantage over fixed-rate debt and, since they are guaranteed by the US government, enhanced the fund's average credit quality as well. Indeed, throughout the period, our preference for high-credit-quality issuers in the portfolio did not change.

Q: Do you anticipate any change in your management strategies?

A: We intend to maintain our conservative investment strategies and choose securities from only the highest-quality issuers. We will seek to provide high current income consistent with liquidity and capital preservation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investment in the Liquid Assets Portfolio	$ 1,807,519,776
Total assets	1,807,519,776
Liabilities
Dividends payable	1,577,753
Accrued administrator service fee	87,980
Other accrued expenses and payables	17,531
Total liabilities	1,683,264
Net assets, at value	$ 1,805,836,512
Net Assets
Net assets consist of: Undistributed net investment income	103,301
Accumulated net realized gain (loss)	49,092
Paid-in capital	1,805,684,119
Net assets, at value	$ 1,805,836,512
Net Asset Value
Net Asset Value, offering and redemption price per share ($1,805,836,512 / 1,805,684,024 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Net investment income allocated from the Liquid Assets Portfolio: Interest	$ 16,717,982
Dividends	1,222,703
Expenses[a]	(1,425,113)
Net investment income allocated from the Liquid Assets Portfolio	16,515,572
Expenses: Administrator service fee	647,699
Auditing	6,288
Legal	1,327
Trustees' fees and expenses	6,452
Reports to shareholders	9,402
Registration fees	26,634
Other	30,992
Total expenses, before expense reductions	728,794
Expense reductions	(82,233)
Total expenses, after expense reductions	646,561
Net investment income	15,869,011
Net realized gain (loss) from investment transactions	87,654
Net increase (decrease) in net assets resulting from operations	$ 15,956,665

a For the six months ended June 30, 2003, the Liquid Assets Portfolio waived fees in the amount of $1,255,584, which was allocated to the Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 15,869,011	$ 58,073,975
Net realized gain (loss) on investment transactions	87,654	(22,346)
Net increase (decrease) in net assets resulting from operations	15,956,665	58,051,629
Distributions to shareholders from: Net investment income	(15,899,873)	(58,058,633)
Fund share transactions: Proceeds from shares sold	16,593,346,549	33,768,250,880
Reinvestment of distributions	1,444,534	6,706,180
Cost of shares redeemed	(18,353,096,783)	(33,272,844,628)
Net increase (decrease) in net assets from Fund share transactions	(1,758,305,700)	502,112,432
Increase (decrease) in net assets	(1,758,248,908)	502,105,428
Net assets at beginning of period	3,564,085,420	3,061,979,992
Net assets at end of period (including undistributed net investment income of $103,301 and $134,163, respectively)	$ 1,805,836,512	$ 3,564,085,420
Other Information
Shares outstanding at beginning of period	3,563,989,724	3,061,877,387
Shares sold	16,593,346,549	33,772,260,683
Shares issued in reinvestment of distributions	1,444,534	2,696,377
Shares redeemed	(18,353,096,783)	(33,272,844,723)
Net increase (decrease) in Fund shares	(1,758,305,700)	502,112,337
Shares outstanding at end of period	1,805,684,024	3,563,989,724

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Liquid Assets Fund Institutional
Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.006	.018	.04	.06	.05	.05
Net realized and unrealized gain (loss) on investment transactions[b]	.000	.000	.00	.00	.00	.00
Total from investment operations	.006	.018	.04	.06	.05	.05
Less distributions from: Net investment income	(.006)	(.018)	(.04)	(.06)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.60**	1.78	4.31	6.49	5.17	5.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,806	3,564	3,062	3,475	3,320	3,374
Ratio of expenses before expense reductions, including expenses of Liquid Assets Portfolio (%)	.26*	.25	.25	.25	.25	.26
Ratio of expenses after expense reductions, including expenses of Liquid Assets Portfolio (%)	.16*	.16	.16	.16	.16	.16
Ratio of net investment income (%)	1.23*	1.74	4.30	6.31	5.09	5.43
[a] For the six months ended June 30, 2003 (Unaudited). [b] Amount is less than $.0005 per share. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not Annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

Liquid Assets Fund Institutional (the "Fund"), a diversified series of Scudder Institutional Funds (formerly BT Institutional Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company organized as a Massachusetts business trust. The Fund is one of the funds the Trust offers to investors.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Liquid Assets Portfolio (the "Portfolio"), a series of Scudder Investment Portfolios, an open-end management investment company registered under the Act. Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are disclosed in the Prospectus and Statement of Additional Information.

On June 30, 2003, the Liquid Assets Fund Institutional owned approximately 100% of the Liquid Assets Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2002, the Fund had a net tax basis capital loss carryforward of approximately $39,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2010, the respective expiration date, whichever occurs first.

D. Distributions of Income

All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

At December 31, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$ 134,163
Capital loss carryforward	$ (39,000)

In addition, during the years ended December 31, 2002 and December 31, 2001 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2002	2001
Distributions from ordinary income*	$ 58,058,633	$ 142,336,852

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

E. Other

The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that Fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the

"Administrator") is the Administrator for the fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. The Fund pays the Administrator an annual fee ("Administrator Service Fee") based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

For the period ended June 30, 2003, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.16% of the average daily net assets of the Fund, including expenses of the Portfolio. Accordingly, for the six months ended June 30, 2003, the Fund did not impose a portion of its Administrator Service Fee as follows:

	Total Aggregated	Amount Waived	Effective Rate
Liquid Asset Fund Institutional	$ 647,699	$ 82,233.04%

Certain officers and a Trustee of the Fund are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities. The Fund pays each Trustee not affiliated with Deutsche Bank AG retainer fees plus specified amounts for attended board and committee meetings.

Investment Portfolio as of June 30, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 18.2%
Abbey National Treasury, 2.09%, 7/1/2003	20,000,000	20,000,000
BNP Paribas, 1.41%, 9/18/2003	50,000,000	50,000,000
Canadian Imperial Bank of Commerce, 1.28%, 7/1/2003	16,305,611	16,305,611
Credit Agricole Indosuez SA, 1.375%, 7/1/2003	92,000,000	92,000,000
DEPFA Bank Europe PLC, 1.23%, 8/25/2003	50,000,000	50,000,000
HBOS Treasury Services P, 1.23%, 7/29/2003	40,000,000	40,000,000
Landesbank-Hessen Thuringen Girozentrale: 1.46%, 1/15/2004	40,000,000	40,001,084
2.02%, 7/23/2003	20,000,000	20,000,000
Total Certificates of Deposit and Bank Notes (Cost $328,306,695)		328,306,695

Commercial Paper 31.6%
Citigroup Global Markets, 1.26%**, 7/14/2003	50,000,000	49,977,250
Compass Securities LLC, 1.1%**, 7/15/2003	35,285,000	35,269,906
Falcon Asset Securitization Corp., 1.06%**, 7/21/2003	40,000,000	39,976,444
Fortis Funding LLC, 1.05%**, 10/30/2003	15,000,000	14,947,063
Hamburgische Landesbank, 1.32%**, 2/27/2004	40,000,000	39,646,533
Jupiter Securization Corp., 1.04%**, 7/21/2003	20,000,000	19,988,445
K2 (USA) LLC: 1.24%**, 7/21/2003	40,000,000	39,972,444
1.27%**, 7/22/2003	23,000,000	22,982,961
Lake Constance Funding LLC, 1.19%**, 10/15/2003	39,250,000	39,112,472
Morgan Stanley: 1.166%*, 12/1/2003	20,000,000	20,000,000
1.55%*, 2/20/2004	30,000,000	30,000,000
Old Line Funding Corp., 1.06%**, 9/22/2003	20,000,000	19,951,122
Park Avenue Receivables Corp., 1.3%**, 7/1/2003	11,000,000	11,000,000
Prudential PLC, 1.24%**, 7/7/2003	30,000,000	29,993,800
Quincy Capital Corp., 1.05%**, 7/15/2003	56,300,000	56,277,011
Shell Finance (UK) PLC, 1.66%**, 7/2/2003	25,000,000	24,998,847
Salomon Smith Barney Holdings, Inc.: 1.49%*, 10/10/2003	16,000,000	16,010,534
1.224%*, 2/20/2004	28,000,000	28,028,491
Verizon Network Funding, 0.99%**, 8/14/2003	20,000,000	19,975,556
Wal-Mart Store, Inc., 4.375%, 8/1/2003	12,500,000	12,524,531
Total Commercial Paper (Cost $570,633,410)		570,633,410
US Government Agency Obligations 3.7%
Federal National Mortgage Association: 1.38%, 5/7/2004	36,000,000	36,000,000
1.4%, 4/19/2004	30,000,000	30,000,000
Total US Government Agency Obligations (Cost $66,000,000)		66,000,000

Money Market Funds 8.8%
AIM Liquid Asset Portfolio, 1.15% (c)	75,000,000	75,000,000
Federated Prime Cash Obligation Fund, 1.07% (c)	58,736,125	58,736,125
Strong Heritage Money Fund, 0.98% (c)	25,000,000	25,000,000
Total Money Market Funds (Cost $158,736,125)		158,736,125

Funding Agreements 3.9% (b)
Allstate Life Insurance, 1.367%*, 7/1/2003	5,000,000	5,000,000
General Electric Capital Assurance Co.: 1.36%*, 9/3/2003	20,000,000	20,000,000
1.36%*, 12/3/2003	25,000,000	25,000,000
Travelers Insurance Co., 1.341%*, 4/2/2004	20,000,000	20,000,000
Total Funding Agreements (Cost $70,000,000)		70,000,000

Repurchase Agreements*** 33.8%
Tri Party Agreement with BA Securities, 1.25%, dated 6/30/2003, principal and interest in the amount of $250,008,681, due 7/1/2003	250,000,000	250,000,000
Tri Party Agreement with BNP Paribas, 1.23%, dated 6/30/2003, principal and interest in the amount of $10,993,339, due 7/1/2003	10,992,963	10,992,963
Tri Party Agreement with Merrill Lynch, 1.28%, dated 6/30/2003, principal and interest in the amount of $250,008,889, due 7/1/2003	250,000,000	250,000,000
Tri Party Agreement with Lehman Brothers Inc., 1.35%, dated 6/30/2003, principal and interest in the amount of $100,003,750, due 7/1/2003	100,000,000	100,000,000
Total Repurchase Agreements (Cost $610,992,963)		610,992,963
Total Investment Portfolio - 100.0% (Cost 1,804,669,193) (a)		1,804,669,193

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury or government agency securities.
(a) Cost for federal income tax purposes was $1,804,669,193.
(b) Subject to a ninety-day demand feature.
(c) Rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at amortized cost (cost $1,193,676,230)	$ 1,193,676,230
Repurchase agreements, at amortized cost (cost $610,992,963)	610,992,963
Cash	489,142
Interest receivable	2,467,849
Total assets	1,807,626,184
Liabilities
Accrued advisory fee	22,770
Accrued administrator service fee	64,244
Other accrued expenses and payables	19,310
Total liabilities	106,324
Net assets, at value	$ 1,807,519,860

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Interest	$ 16,717,982
Dividends	1,222,703
Total income	17,940,685
Expenses: Advisory fee	1,944,553
Administrator service fee	648,200
Auditing	13,410
Legal	971
Trustees' fees and expenses	27,983
Other	45,580
Total expenses, before expense reductions	2,680,697
Expense reductions	(1,255,584)
Total expenses, after expense reductions	1,425,113
Net investment income	16,515,572
Net realized gain (loss) from investments	87,654
Net increase (decrease) in net assets resulting from operations	$ 16,603,226

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 16,515,572	$ 59,708,419
Net realized gain (loss) on investment transactions	87,654	(22,346)
Net increase (decrease) in net assets resulting from operations	16,603,226	59,686,073
Capital transaction in shares of beneficial interest: Proceeds from capital invested	10,776,953,466	27,022,265,589
Value of capital withdrawn	(12,553,845,173)	(26,582,163,086)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(1,776,891,707)	440,102,503
Increase (decrease) in net assets	(1,760,288,481)	499,788,576
Net assets at beginning of period	3,567,808,341	3,068,019,765
Net assets at end of period	$ 1,807,519,860	$ 3,567,808,341

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,808	3,568	3,068	3,494	3,336	3,390
Ratio of expenses before expense reductions (%)	.21*	.20	.20	.20	.20	.20
Ratio of expenses after expense reductions (%)	.11*	.11	.11	.11	.11	.11
Ratio of net investment income (%)	1.28*	1.79	4.35	6.33	5.11	5.47
Total Investment Return (%)[b]	.65**	1.83	-	-	-	-

a For the six months ended June 30, 2003 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

The Liquid Assets Portfolio (the "Portfolio"), a series of Scudder Investment Portfolios (formerly BT Investment Portfolios) (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

The Portfolio's securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

C. Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

D. Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. Other

Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrator Service Fee") based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

Effective July 18, 2003, State Street Bank and Trust Company ("State Street") is the Portfolio's custodian. Prior to July 18, 2003, Deutsche Bank Trust Company Americas (formerly Bankers Trust Company), an affiliate of the Portfolio's Advisor and Administrator, served as custodian for the Portfolio.

For the six months ended June 30, 2003, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.11% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Accordingly for the six months ended June 30, 2003 the Portfolio did not impose a portion of its Advisory fee as follows:

	Total Aggregated	Amount Waived	Effective Rate
Liquid Assets Portfolio	1,944,553	1,255,584.05%

Certain officers and a Trustee of the Portfolio are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities. The Portfolio pays each Trustee not affiliated with Deutsche Bank AG retainer fees plus specified amounts for attended board and committee meetings.

Note 3-Line of Credit

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emerging purposes, including the meeting of regulation requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated pro rata based upon net assets among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

Account Management Resources

Legal Counsel

Willkie Farr & Gallagher

787 Seventh Avenue New York, NY 10019
Shareholder Service Agent and Transfer Agent

Scudder Investments Service Company

811 Main Street Kansas City, MO 64105
Custodian

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Principal Underwriter	If you have questions, comments or complaints, contact:

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1148

Privacy Statement

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at (800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Liquid Assets Portfolio

By:                                 /s/Richard T. Hale
                                    ------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Liquid Assets Portfolio

By:                                 /s/Richard T. Hale
                                    ------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    ------------------------------

By:                                 /s/Charles A. Rizzo
                                    ------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
                                    ------------------------------